SCHEDULE OF OTHER INVESTMENTS AND INVESTMENTS IN JOINT VENTURE (Details)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Other investments (previously termed as Investments at fair value)	$ 28,698
Investments in joint venture	373
Previously stated [member]
IfrsStatementLineItems [Line Items]
Other investments (previously termed as Investments at fair value)	29,071
Investments in joint venture
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Other investments (previously termed as Investments at fair value)	(373)
Investments in joint venture	$ 373